UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to March 31, 2025

Date of Report (Date of earliest event reported): May 15, 2025

Gaea Real Estate Operating Partnership LP1
(Exact name of securitizer as specified in its charter)

N/A	0002068315
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Megan Francis, 971-369-4669

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ________________________

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): _____________________

Name and telephone number, including area code,
of the person to contact in connection with this filing

[1]	Gaea Real Estate Operating Partnership LP, as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities issued by its affiliates and outstanding during the reporting period. The depositor in the above mentioned issuance was Gaea Funding LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Gaea Real Estate Operating Partnership LP (Securitizer)

By:	/s/ Larry Mendelsohn
Name: Larry Mendelsohn
Title: CEO, Gaea Real Estate Corp. as Manager of Gaea Real Estate Operating LLC as General Partner of Gaea Real Estate Operating Partnership LP

Date: May 15, 2025